SHAREHOLDERS' EQUITY - Share Capital (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares	0.6	0.4
Changes in equity [abstract]
Balance, beginning of year	$ 650
Balance, end of year	$ 1,019	$ 650
Share capital
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares	0.6	0.4
Reconciliation of number of shares outstanding [abstract]
Common shares outstanding, beginning of year (in shares) | shares	85.8	85.4
Common shares outstanding, end of year (in shares) | shares	86.4	85.8
Changes in equity [abstract]
Balance, beginning of year	$ 1,341	$ 1,334
Issue of common shares upon exercise of options and Dividend Reinvestment Plan	9	7
Balance, end of year	$ 1,350	$ 1,341